LONG-TERM DEBT AND CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2019
LONG-TERM DEBT AND CREDIT FACILITIES
Schedule of long-term debt

		December 31, 2019				December 31, 2018
			Deferred
		Nominal	Financing	Carrying	Fair	Carrying	Fair
	Interest Rates	Amount	Costs	Amount (a)	Value (b)	Amount (a)	Value (b)

Senior notes	(i) 4.50%-6.875%	$1,747.0	$(9.6)	$1,737.4	$1,881.9	$1,735.0	$1,668.8
Revolving credit facility	(ii) LIBOR plus 1.625%	100.0	—	100.0	100.0	—	—
Long-term debt and credit facility		$1,847.0	$(9.6)	$1,837.4	$1,981.9	$1,735.0	$1,668.8
(a)	Includes transaction costs on senior notes financings.
(b)	The fair value of senior notes is primarily determined using quoted market determined variables. See Note 10(c).

Schedule of scheduled debt repayments

						2025 and
	2020	2021	2022	2023	2024	thereafter	Total
Senior notes	$—	$500.0	$—	$—	$500.0	$750.0	$1,750.0
Revolving credit facility(a)	—	—	—	—	100.0	—	100.0
Total debt payable	$—	$500.0	$—	$—	$600.0	$750.0	$1,850.0
(a)	Subsequent to December 31, 2019, the Company repaid $100.0 million on the revolving credit facility.

Schedule of interest charges and fees

Type of credit
Revolving credit facility	LIBOR plus		1.625%
Letters of credit	1.0833	-	1.625%
Standby fee applicable to unused availability			0.325%

Schedule of changes in liabilities arising from financing activities

	Long-term	Lease	Accrued interest
	debt	liabilities (a)	payable(b)	Total
Balance as at January 1, 2019(a)	$1,735.0	$42.9	$33.3	$1,811.2
Changes from financing cash flows
Debt issued	300.0	—	—	300.0
Debt repayments	(200.0)	—	—	(200.0)
Interest paid	—	—	(55.6)	(55.6)
Payment of lease liabilities	—	(14.3)	—	(14.3)
	1,835.0	28.6	(22.3)	1,841.3
Other changes
Interest expense and accretion	$—	$—	$74.0	$74.0
Capitalized interest	—	—	47.4	47.4
Capitalized interest paid	—	—	(45.0)	(45.0)
Additions of lease liabilities	—	22.9	—	22.9
Accretion of lease liabilities	—	2.9	—	2.9
Other cash changes	—	—	(10.0)	(10.0)
Other non-cash changes	2.4	0.5	(10.8)	(7.9)
	2.4	26.3	55.6	84.3
Balance as at December 31, 2019	$1,837.4	$54.9	$33.3	$1,925.6
(a)	Total lease liabilities of $42.9 million was recognized upon the initial application of IFRS 16 as of January 1, 2019. See Note 4.
(a)	Included in Accounts payable and accrued liabilities.

	Long-term	Lease	Accrued interest
	debt	liabilities	payable(a)	Total
Balance as at January 1, 2018	$1,732.6	$—	$33.8	$1,766.4
Changes from financing cash flows
Debt issued	80.0	—	—	80.0
Debt repayments	(80.0)	—	—	(80.0)
Interest paid	—	—	(57.9)	(57.9)
	1,732.6	—	(24.1)	1,708.5
Other changes
Interest expense and accretion	$—	$—	$72.1	$72.1
Capitalized interest	—	—	41.5	41.5
Capitalized interest paid	—	—	(38.2)	(38.2)
Other cash changes	—	—	(9.9)	(9.9)
Other non-cash changes	2.4	—	(8.1)	(5.7)
	2.4	—	57.4	59.8
Balance as at December 31, 2018	$1,735.0	$—	$33.3	$1,768.3
(a)	Included in Accounts payable and accrued liabilities.